Income taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
19.	Income taxes:

(a)          The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26% for the year ended December 31, 2014 (year ended December 31, 2013 – 26%; nine months ended December 31, 2012 – 25%) as follows:

	Years ended December 31,
	2014	2013	2012
Loss before income taxes	$(150,197)	$(184,537)	$(97,036)
Expected income tax recovery	(39,051)	(47,979)	(24,259)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	2,495	3,619	3,019
Other permanent differences	(446)	(2,562)	(2,158)
Withholding taxes	969	590	1,187
Change in enacted rates	—	—	62
Foreign tax rate differences, foreign exchange and other adjustments	7,409	3,858	(382)
Non-taxable income from equity investment	(3,739)	(2,851)	(3,308)
Change in valuation allowance	25,784	37,391	27,577
Goodwill impairment	4,748	8,807	—
Change in uncertain tax position	1,252	—	—
Income tax expense (recovery)	$(579)	$873	$1,738

(b)	The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2014	December 31, 2013
Deferred income tax assets:
Net loss carry forwards	$129,258	$108,083
Intangible assets	4,091	4,276
Property, plant and equipment	6,836	5,446
Financing and share issuance costs	1,533	2,696
Warranty liability	5,131	5,726
Deferred revenue	1,416	1,191
Inventory	2,336	2,017
Research and development	2,733	2,341
Other	7,262	6,410
Total gross deferred income tax assets	160,596	138,186
Valuation allowance	(152,207)	(126,424)
Total deferred income tax assets	8,389	11,762
Deferred income tax liabilities:
Intangible assets	6,386	9,884
Property, plant and equipment	2,754	3,132
Other	774	650
Total deferred income tax liabilities	9,914	13,666
Total net deferred income tax liabilities	$1,525	$1,904
Allocated as follows:
Current deferred income tax assets	3,556	3,109
Current deferred income tax liabilities	(398)	(468)
Long-term deferred income tax assets	271	379
Long-term deferred income tax liabilities	(4,954)	(4,903)
Total net deferred income tax liabilities	$(1,525)	$(1,883)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).

The following is a summary of the changes in the deferred income tax asset valuation allowance:

	Year ended	Year ended
	December 31, 2014	December 31, 2013
Beginning balance	$126,424	$89,033
Additions	25,783	37,391
Reductions	—	—
Ending valuation allowance	$152,207	$126,424

(c)	The components of the Company’s income tax expense (recovery) are as follows:

	Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2014:
Canada	$(87,783)	165	301	$466
United States	(49,577)	8	—	8
Italy	(3,834)	521	(1,463)	(942)
Other	(9,003)	(88)	(23)	(111)
	$(150,197)	$606	$(1,185)	$(579)
Year ended December 31, 2013:
Canada	$(99,188)	$444	$89	$533
United States	(31,019)	56	(295)	(239)
Italy	(27,247)	836	(311)	525
Other	(27,083)	78	(24)	54
	$(184,537)	$1,414	$(541)	$873
Year ended December 31, 2012:
Canada	$(93,688)	$1,339	$53	$1,392
United States	(1,589)	(62)	—	(62)
Italy	(318)	775	25	800
Other	(1,441)	95	(487)	(392)
	$(97,036)	$2,147	$(409)	$1,738

(d)            The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2015	2016	2017	2018	2019	2020 and later	Total
Canada	$—	$—	$—	$—	$—	$387,553,717	$387,553,717
Italy	—	—	—	—	—	6,429,576	6,429,576
United States	—	—	—	—	—	55,353,513	55,353,513
Sweden	—	—	—	—	—	13,710,864	13,710,864
Other	—	—	—	1,085,596	6,725,731	7,834,119	15,645,446
Total	$—	$—	$—	$1,085,596	$6,725,731	$470,881,789	$478,693,116

(e)           The Company has not recognized a deferred income tax liability for the undistributed earnings of certain foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)           The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2014, the total amount of the Company’s uncertain tax benefits was $1,230 (year ended December 31, 2013 - nil). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2009 to 2014 taxation years remain open to examination by the Internal Revenue Service and the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.

A reconciliation of the change in the reserves for uncertain tax positions from January 1, 2014 to December 31, 2014 is as follows:

Balance as of January 1, 2014	$—
Tax positions related to the current year:
Additions	—
Reductions	—
$—
Tax positions related to prior years:
Additions	1,230
Reductions	—
Settlements	—
Lapses in statutes of limitations	—
Balance as of December 31, 2014	$1,230